ORDINARY SHARES AND TREASURY STOCK - Additional Information (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands		12 Months Ended
	May 10, 2019 CNY (¥) Vote shares	Dec. 31, 2020 shares	Dec. 31, 2024 CNY (¥) shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 CNY (¥) shares	Dec. 31, 2023 USD ($) $ / shares shares	May 10, 2019 $ / shares shares
Common shares, par value | $ / shares							$ 0.000000005
Common shares, shares outstanding							216,100,000
Stock sale price | $ / shares							$ 10.5
IPO Expenses Capitalization | ¥	¥ 234,354
Treasury Stock, Shares			2,621,816	2,621,816	3,970,056	3,970,056
Common Class A [Member]
Common shares, par value | $ / shares				$ 0.000000005		$ 0.000000005
Common shares, shares outstanding			105,478,184	105,478,184	104,129,944	104,129,944	100,100,000
Number of votes | Vote	1
Common Class B [Member]
Common shares, par value | $ / shares				$ 0.000000005		$ 0.000000005
Common shares, shares outstanding			108,000,000	108,000,000	108,000,000	108,000,000	116,000,000
Number of votes | Vote	10
Conversion of class B ordinary share to class A ordinary shares		8,000,000
ADS
Stock issued during period	4,025,000
Ordinary shares
Stock issued during period	16,100,000
Ordinary shares | Common Class A [Member]
Ordinary shares repurchased			4,005,680	4,005,680	5,329,848	5,329,848
Ordinary shares repurchased amount			¥ 45,020	$ 6,316	¥ 50,438	$ 7,060
Weighted average price of shares repurchased | $ / shares				$ 1.58		$ 1.32